Short-Term Bank Loans (Details) - Schedule of borrowings fixed-rate and denominated in RMB - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-Term Bank Loans (Details) - Schedule of borrowings fixed-rate and denominated in RMB [Line Items]
Amount	$ 1,148,959	$ 1,075,084
Interest rate	6.09%
4/26/2020 - 4/26/2021 [Member] | Bank loans, #1 [Member]
Short-Term Bank Loans (Details) - Schedule of borrowings fixed-rate and denominated in RMB [Line Items]
Amount	$ 1,148,959
Interest rate	4.35%
Mortgage	Land use right and buildings
Personal guarantee	Yan, Keyan/Chen, Bizhen